JRO
Nuveen Floating Rate Income Opportunity Fund
Portfolio of Investments    April 30, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	LONG-TERM INVESTMENTS – 149.1% (94.8% of Total Investments)
	VARIABLE RATE SENIOR LOAN INTERESTS – 134.5% (85.5% of Total Investments) (2)
	Aerospace & Defense – 2.8% (1.8% of Total Investments)
$941	MacDonald, Dettwiler and Associates, Ltd., Term Loan B	3.160%	Prime	1.750%	10/04/24	BB	$882,262
4,128	Sequa Corporation, Term Loan B	6.742%	3-Month LIBOR	5.000%	11/28/21	B-	3,468,941
1,597	Sequa Corporation, Term Loan, Second Lien	10.000%	3-Month LIBOR	9.000%	4/28/22	CCC-	1,193,733
990	Standard Aero, Term Loan B1	4.950%	3-Month LIBOR	3.500%	4/06/26	B2	876,906
532	Standard Aero, Term Loan B2	4.950%	3-Month LIBOR	3.500%	4/06/26	B	471,455
1,684	Transdigm, Inc., Term Loan E	2.654%	1-Month LIBOR	2.250%	5/30/25	Ba3	1,485,388
1,276	Transdigm, Inc., Term Loan F	2.654%	1-Month LIBOR	2.250%	12/09/25	Ba3	1,122,333
392	Transdigm, Inc., Term Loan G	2.654%	1-Month LIBOR	2.250%	8/22/24	Ba3	345,073
11,540	Total Aerospace & Defense						9,846,091
	Air Freight & Logistics – 0.7% (0.4% of Total Investments)
1,010	PAE Holding Corporation, Term Loan B	6.500%	1-Month LIBOR	5.500%	10/20/22	B+	974,892
1,444	XPO Logistics, Inc., Term Loan B	3.613%	3-Month LIBOR	2.000%	2/24/25	BBB-	1,401,830
2,454	Total Air Freight & Logistics						2,376,722
	Airlines – 1.9% (1.2% of Total Investments)
145	American Airlines, Inc., Term Loan 2025	2.237%	1-Month LIBOR	1.750%	6/27/25	Ba1	103,377
1,831	American Airlines, Inc., Term Loan B	2.438%	1-Month LIBOR	2.000%	4/28/23	BB+	1,432,042
949	American Airlines, Inc., Term Loan B	2.188%	1-Month LIBOR	1.750%	1/23/27	BB+	689,877
4,138	American Airlines, Inc., Term Loan B	2.814%	1-Month LIBOR	2.000%	12/15/23	Ba1	3,250,275
750	Delta Air Lines, Inc., Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	Baa2	747,735
748	WestJet Airlines, Term Loan	4.000%	1-Month LIBOR	3.000%	12/11/26	Ba2	613,638
8,561	Total Airlines						6,836,944
	Auto Components – 1.6% (1.0% of Total Investments)
1,115	DexKo Global, Inc., Term Loan B	4.500%	1-Month LIBOR	3.500%	7/24/24	B1	968,985
2,388	Johnson Controls Inc., Term Loan B	3.904%	1-Month LIBOR	3.500%	4/30/26	Ba3	2,171,886
1,347	Superior Industries International, Inc., Term Loan B	4.404%	1-Month LIBOR	4.000%	5/22/24	B1	1,097,986
1,398	Trico Group, LLC, Initial Term Loan, First Lien	8.450%	3-Month LIBOR	7.000%	2/02/24	B3	1,309,141
6,248	Total Auto Components						5,547,998
	Automobiles – 0.4% (0.3% of Total Investments)
787	Caliber Collision, Term Loan B	4.072%	6-Month LIBOR	3.000%	2/05/26	B1	705,778

JRO	Nuveen Floating Rate Income Opportunity Fund (continued)
Portfolio of Investments April 30, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Automobiles (continued)
$977	Navistar, Inc., Term Loan B	4.220%	1-Month LIBOR	3.500%	11/06/24	Ba2	$892,736
1,764	Total Automobiles						1,598,514
	Beverages – 0.6% (0.4% of Total Investments)
2,216	Jacobs Douwe Egberts, Term Loan B	3.000%	1-Month LIBOR	2.000%	11/01/25	Ba1	2,172,921
	Biotechnology – 0.7% (0.5% of Total Investments)
2,697	Grifols, Inc., Term Loan B, First Lien	2.137%	1-Week LIBOR	2.000%	11/15/27	BB+	2,620,464
	Building Products – 1.7% (1.1% of Total Investments)
306	Fairmount, Initial Term Loan	5.387%	3-Month LIBOR	4.000%	6/01/25	CCC+	145,143
641	Ply Gem Industries, Inc., Term Loan B	4.579%	1-Month LIBOR	3.750%	4/12/25	B+	555,460
5,621	Quikrete Holdings, Inc., Term Loan B	2.904%	1-Month LIBOR	2.500%	1/29/27	BB-	5,253,014
6,568	Total Building Products						5,953,617
	Capital Markets – 1.4% (0.9% of Total Investments)
898	Advisor Group Holdings, Inc., Initial Term Loan B	5.404%	1-Month LIBOR	5.000%	7/31/26	B2	742,246
1,970	Distributed Power, Term Loan B	3.959%	6-Month LIBOR	2.750%	10/31/25	B	1,595,700
5	Distributed Power, Term Loan B	4.093%	3-Month LIBOR	2.750%	10/31/25	B	4,050
666	RPI Finance Trust, Term Loan B1	2.154%	1-Month LIBOR	1.750%	2/11/27	BBB-	650,481
1,850	RPI Finance Trust, Term Loan B1	2.154%	1-Month LIBOR	1.750%	2/11/27	BBB-	1,802,470
5,389	Total Capital Markets						4,794,947
	Chemicals – 0.3% (0.2% of Total Investments)
877	Ineos US Finance LLC, Term Loan	2.404%	1-Month LIBOR	2.000%	4/01/24	BB+	832,999
293	Mineral Technologies, Inc., Term Loan B2	4.750%	N/A	N/A	5/07/21	BB+	289,153
1,170	Total Chemicals						1,122,152
	Commercial Services & Supplies – 3.7% (2.4% of Total Investments)
1,408	ADS Waste Holdings, Inc., Term Loan B, (DD1)	3.000%	1-Week LIBOR	2.250%	11/10/23	BB+	1,395,563
335	Brand Energy & Infrastructure Services, Inc., Term Loan B, First Lien	5.455%	3-Month LIBOR	4.250%	6/21/24	B-	285,488
4	Education Management LLC, Elevated Term Loan A2, (5)	7.402%	6-Month LIBOR	5.500%	7/02/20	N/R	0
217	Education Management LLC, Term Loan A, (5)	0.000%	N/A	N/A	7/02/20	N/R	2,172
6,196	Formula One Group, Term Loan B	3.500%	1-Month LIBOR	2.500%	2/01/24	B+	5,705,621
1,000	Fort Dearborn Holding Company, Inc., Term Loan, Second Lien	9.516%	6-Month LIBOR	8.500%	10/21/24	CCC	902,500
721	Garda World Security Corp, Term Loan B, First Lien	6.390%	3-Month LIBOR	4.750%	10/30/26	B1	700,339
948	GFL Environmental, Term Loan	4.000%	1-Month LIBOR	3.000%	5/30/25	Ba3	934,413
1,116	Harland Clarke Holdings Corporation, Term Loan B7	6.463%	2-Month LIBOR	4.750%	11/03/23	CCC+	721,895

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Commercial Services & Supplies (continued)
$1,313	iQor US, Inc., Term Loan, First Lien	6.433%	3-Month LIBOR	5.000%	4/01/21	Caa1	$806,840
333	iQor US, Inc., Term Loan, Second Lien	10.183%	3-Month LIBOR	8.750%	4/01/22	Caa3	65,000
349	KAR Auction Services, Inc., Term Loan B6	2.875%	1-Month LIBOR	2.250%	9/19/26	Ba3	318,836
1,173	Robertshaw US Holding Corp., Initial Term Loan, First Lien	4.250%	6-Month LIBOR	3.250%	2/28/25	B3	861,353
3	Robertshaw US Holding Corp., Initial Term Loan, First Lien	4.250%	3-Month LIBOR	3.250%	2/28/25	B3	2,209
3	Robertshaw US Holding Corp., Initial Term Loan, First Lien	4.250%	1-Month LIBOR	3.250%	2/28/25	B3	2,209
210	Sabert Corporation, Initial Term Loan	5.500%	1-Month LIBOR	4.500%	12/10/26	B	200,049
252	West Corporation, Incremental Term Loan B1	4.950%	3-Month LIBOR	3.500%	10/10/24	B2	198,018
15,581	Total Commercial Services & Supplies						13,102,505
	Communications Equipment – 3.7% (2.4% of Total Investments)
5,193	Avaya, Inc., Term Loan B	5.064%	1-Month LIBOR	4.250%	12/15/24	B	4,597,930
4,423	CommScope, Inc., Term Loan B	3.654%	1-Month LIBOR	3.250%	4/06/26	Ba3	4,194,839
884	Mitel US Holdings, Inc., Term Loan, First Lien	5.493%	1-Month LIBOR	4.500%	11/30/25	B2	642,053
235	Plantronics, Term Loan B	3.572%	6-Month LIBOR	2.500%	7/02/25	Ba2	194,468
1,558	Plantronics, Term Loan B	2.904%	1-Month LIBOR	2.500%	7/02/25	Ba2	1,292,323
520	Riverbed Technology, Inc., Term Loan B, First Lien, (WI/DD)	TBD	TBD	TBD	TBD	B2	421,039
2,120	Univision Communications, Inc., Term Loan C5	3.750%	1-Month LIBOR	2.750%	3/15/24	B	1,875,688
14,933	Total Communications Equipment						13,218,340
	Construction & Engineering – 0.4% (0.2% of Total Investments)
1,734	Traverse Midstream Partners, Term Loan B	5.000%	1-Month LIBOR	4.000%	9/27/24	B+	1,324,480
	Consumer Finance – 0.7% (0.5% of Total Investments)
228	American Express Global Business Travel, Delayed Draw, Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	B+	203,949
272	American Express Global Business Travel, Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	B+	243,551
2,196	Verscend Technologies, Tern Loan B	4.904%	1-Month LIBOR	4.500%	8/27/25	B+	2,081,182
2,696	Total Consumer Finance						2,528,682
	Containers & Packaging – 0.8% (0.5% of Total Investments)
498	Berry Global, Inc., Term Loan W	2.829%	1-Month LIBOR	2.000%	10/01/22	BBB-	487,459
1,985	Berry Global, Inc., Term Loan Y	2.829%	1-Month LIBOR	2.000%	7/01/26	BBB-	1,902,642
502	Reynolds Group Holdings, Inc., Term Loan, First Lien	2.154%	1-Month LIBOR	1.750%	2/04/27	BB+	485,528
2,985	Total Containers & Packaging						2,875,629

JRO	Nuveen Floating Rate Income Opportunity Fund (continued)
Portfolio of Investments April 30, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Distributors – 0.3% (0.2% of Total Investments)
$262	Insurance Auto Actions Inc., Term Loan	2.688%	1-Month LIBOR	2.250%	6/28/26	BB	$251,373
958	SRS Distribution, Inc., Term Loan B	4.322%	6-Month LIBOR	3.250%	5/23/25	B3	866,055
1,220	Total Distributors						1,117,428
	Diversified Consumer Services – 1.6% (1.0% of Total Investments)
4,896	Cengage Learning Acquisitions, Inc., Term Loan B	5.250%	6-Month LIBOR	4.250%	6/07/23	B	3,791,298
148	Education Management LLC, Elevated Term Loan B, (5)	7.734%	6-Month LIBOR	5.500%	7/02/20	N/R	1,849
1,766	Refinitiv, Term Loan B, (DD1)	3.654%	1-Month LIBOR	3.250%	10/01/25	B	1,732,381
6,810	Total Diversified Consumer Services						5,525,528
	Diversified Financial Services – 2.0% (1.3% of Total Investments)
1,489	Blackstone CQP, Term Loan	4.616%	3-Month LIBOR	3.500%	9/30/24	B+	1,377,094
2,448	Ditech Holding Corporation., Term Loan B, First Lien, (5)	0.000%	N/A	N/A	6/30/22	D	987,286
2,187	Inmarsat Finance, Term Loan, First Lien	5.500%	N/A	5.500%	12/11/26	B+	2,030,733
505	Lions Gate Entertainment Corp., Term Loan B	2.654%	1-Month LIBOR	2.250%	3/24/25	Ba2	472,055
929	Sotheby's, Term Loan B	6.500%	1-Month LIBOR	5.500%	1/15/27	B+	828,748
2,125	Travelport LLC, Term Loan B	6.072%	6-Month LIBOR	5.000%	5/29/26	B+	1,315,134
9,683	Total Diversified Financial Services						7,011,050
	Diversified Telecommunication Services – 4.6% (2.9% of Total Investments)
698	Altice France S.A., Term Loan B12	4.502%	1-Month LIBOR	3.687%	1/31/26	B+	650,475
6,258	CenturyLink, Inc, Term Loan B	2.654%	1-Month LIBOR	2.250%	3/15/27	BBB-	5,945,133
4,363	Frontier Communications Corporation, Term Loan B, (5)	5.350%	6-Month LIBOR	3.750%	1/14/22	D	4,265,960
15	Frontier Communications Corporation, Term Loan B, (5)	5.210%	3-Month LIBOR	3.750%	1/14/22	D	14,256
383	Intelsat Jackson Holdings, S.A., Term Loan B4, (5)	6.750%	1-Month LIBOR	4.500%	1/02/24	B	380,922
614	Intelsat Jackson Holdings, S.A., Term Loan B5, (5)	6.625%	N/A	N/A	1/02/24	B	614,427
3,844	Numericable Group S.A., Term Loan B13	4.814%	1-Month LIBOR	4.000%	8/14/26	B	3,600,650
870	Windstream Corporation, Term Loan, (DD1), (5)	6.250%	Prime	3.000%	4/24/20	D	498,797
420	Zayo Group LLC, Initial Dollar Term Loan	3.404%	1-Month LIBOR	3.000%	3/09/27	B1	395,810
17,465	Total Diversified Telecommunication Services						16,366,430
	Electric Utilities – 0.5% (0.3% of Total Investments)
886	ExGen Renewables, Term Loan	4.620%	3-Month LIBOR	3.000%	11/28/24	B	856,855
906	Vistra Operations Co., Term Loan B3	2.501%	1-Month LIBOR	1.750%	12/31/25	BBB-	880,851
1,792	Total Electric Utilities						1,737,706

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Electrical Equipment – 1.1% (0.7% of Total Investments)
$3,309	Avolon LLC, Term Loan B4	2.250%	1-Month LIBOR	1.500%	2/12/27	Baa2	$3,092,773
1,000	Vertiv Co.,Term Loan B	3.993%	1-Month LIBOR	3.000%	3/02/27	B+	945,000
4,309	Total Electrical Equipment						4,037,773
	Electronic Equipment, Instruments & Components – 0.4% (0.3% of Total Investments)
1,625	TTM Technologies, Inc., Term Loan B	3.485%	1-Month LIBOR	2.500%	9/28/24	BB+	1,596,497
	Energy Equipment & Services – 0.1% (0.1% of Total Investments)
651	Petroleum GEO-Services ASA/PGS Finance, Inc., Term Loan B	8.460%	3-Month LIBOR	7.000%	3/19/24	B3	369,143
	Entertainment – 0.5% (0.3% of Total Investments)
1,509	AMC Entertainment, Inc., Term Loan B	4.080%	6-Month LIBOR	3.000%	4/22/26	B3	1,117,215
799	Springer SBM Two GmbH, Term Loan B16	4.500%	1-Month LIBOR	3.500%	8/14/24	B+	761,825
2,308	Total Entertainment						1,879,040
	Equity Real Estate Investment Trust – 0.5% (0.3% of Total Investments)
950	Realogy Group LLC, Term Loan A	3.243%	1-Month LIBOR	2.250%	2/08/23	Ba1	848,668
1,238	Realogy Group LLC, Term Loan B	3.243%	1-Month LIBOR	2.250%	2/08/25	BB	1,048,297
2,188	Total Equity Real Estate Investment Trust						1,896,965
	Financials – 0.1% (0.0% of Total Investments)
315	Red Ventures, Term Loan B	2.904%	1-Month LIBOR	2.500%	11/08/24	BB-	292,994
	Food & Staples Retailing – 2.8% (1.8% of Total Investments)
1,234	BellRing Brands, Term Loan, First Lien	6.000%	1-Month LIBOR	5.000%	10/21/24	B+	1,223,963
878	BJ's Wholesale Club, Inc., Term Loan, First Lien	3.079%	1-Month LIBOR	2.250%	2/03/24	BB-	857,215
775	Hearthside Group Holdings LLC, Term Loan B	4.091%	1-Month LIBOR	3.688%	5/23/25	B	717,835
7,485	US Foods, Inc., New Term Loan, (DD1)	2.154%	6-Month LIBOR	1.750%	6/27/23	BB+	6,945,988
10,372	Total Food & Staples Retailing						9,745,001
	Food Products – 0.5% (0.3% of Total Investments)
891	American Seafoods Group LLC, Term Loan B	4.120%	3-Month LIBOR	2.750%	8/21/23	BB-	856,334
1,000	Froneri Lux FinCo SARL, Term Loan, First Lien	2.250%	1-Month LIBOR	2.250%	1/29/27	B+	930,835
1,891	Total Food Products						1,787,169
	Health Care Equipment & Supplies – 0.7% (0.5% of Total Investments)
817	Greatbatch Ltd., New Term Loan B	3.500%	1-Month LIBOR	2.500%	10/27/22	B+	800,537
1,153	MedPlast, Term Loan, First Lien	5.200%	3-Month LIBOR	3.750%	7/02/25	B3	864,479
1,074	Vyaire Medical, Inc., Term Loan B	6.201%	3-Month LIBOR	4.750%	4/16/25	B3	893,730
3,044	Total Health Care Equipment & Supplies						2,558,746

JRO	Nuveen Floating Rate Income Opportunity Fund (continued)
Portfolio of Investments April 30, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Health Care Providers & Services – 8.3% (5.3% of Total Investments)
$3,077	Air Medical Group Holdings, Inc., Term Loan B	4.250%	1-Month LIBOR	3.250%	4/28/22	B1	$2,857,417
596	Air Methods, Term Loan, First Lien	4.950%	3-Month LIBOR	3.500%	4/22/24	B	452,693
1,209	Ardent Health, Term Loan, First Lien	5.500%	1-Month LIBOR	4.500%	6/30/25	B1	1,131,809
1,790	Brightspring Health, Term Loan B	4.079%	1-Month LIBOR	3.250%	3/05/26	B1	1,675,645
990	Catalent Pharma Solutions, Inc., Dollar Term Loan B2	3.250%	1-Month LIBOR	2.250%	5/18/26	BB+	974,734
246	Civitas Solutions, Term Loan B	5.710%	3-Month LIBOR	4.250%	3/09/26	B	233,868
625	Civitas Solutions, Term Loan B	4.660%	1-Month LIBOR	4.250%	3/09/26	B	594,202
49	Civitas Solutions, Term Loan C	5.860%	3-Month LIBOR	4.000%	3/09/26	B	46,497
511	DaVita, Inc., Term Loan B	2.154%	1-Month LIBOR	1.750%	8/12/26	BBB-	499,253
3,866	Envision Healthcare Corporation, Initial Term Loan	4.154%	1-Month LIBOR	3.750%	10/10/25	B	2,681,106
380	HCA, Inc., Term Loan B12	2.154%	1-Month LIBOR	1.750%	3/13/25	BBB-	372,376
605	HCA, Inc., Term Loan B13	2.154%	1-Month LIBOR	1.750%	3/18/26	BBB-	591,965
598	Heartland Dental Care, Inc., Term Loan, First Lien	3.904%	1-Month LIBOR	3.500%	4/30/25	B3	501,111
741	InnovaCare, Initial Term Loan	6.750%	1-Month LIBOR	5.750%	12/24/26	B+	702,975
711	Jordan Health, Initial Term Loan, First Lien	6.615%	3-Month LIBOR	5.000%	5/15/25	Caa1	444,943
2,937	Kindred at Home Hospice, Term Loan B, First Lien	3.688%	1-Month LIBOR	3.250%	7/02/25	B1	2,782,576
4,075	Lifepoint Health, Inc., New Term Loan B	4.154%	1-Month LIBOR	3.750%	11/16/25	B+	3,794,469
1,298	Millennium Laboratories, Inc., Term Loan B, First Lien, (5)	0.000%	N/A	N/A	12/21/20	C	441,311
4,074	Pharmaceutical Product Development, Inc., Term Loan B, (DD1)	2.904%	1-Month LIBOR	2.500%	8/18/22	Ba2	4,005,067
191	Quorum Health Corp., Term Loan B, (5)	7.750%	1-Month LIBOR	6.750%	4/29/22	Caa3	168,266
2,716	Select Medical Corporation, Term Loan B	3.070%	1-Month LIBOR	2.500%	3/06/25	Ba2	2,599,719
2,145	Team Health, Inc., Initial Term Loan	3.750%	1-Month LIBOR	2.750%	2/06/24	B-	1,593,128
33,430	Total Health Care Providers & Services						29,145,130
	Health Care Technology – 3.0% (1.9% of Total Investments)
5,175	Emdeon, Inc., Term Loan	3.500%	3-Month LIBOR	2.500%	3/01/24	B+	5,002,350
2,225	Onex Carestream Finance LP, Term Loan, First Lien	7.322%	6-Month LIBOR	6.250%	2/28/21	B1	2,045,226
2,268	Onex Carestream Finance LP, Term Loan, Second Lien, (cash 10.572%, PIK 1.000%)	11.572%	6-Month LIBOR	10.500%	6/07/21	CCC+	1,984,492
1,796	Zelis, Term Loan B	5.154%	1-Month LIBOR	4.750%	9/30/26	B	1,732,433
11,464	Total Health Care Technology						10,764,501
	Hotels, Restaurants & Leisure – 17.8% (11.3% of Total Investments)
1,512	24 Hour Fitness Worldwide, Inc., Term Loan B	4.950%	3-Month LIBOR	3.500%	5/30/25	B-	418,654

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Hotels, Restaurants & Leisure (continued)
$3,025	Alterra Mountain Company, Term Loan B, First Lien	3.154%	1-Month LIBOR	2.750%	7/31/24	B1	$2,818,977
933	Aramark Corporation, Term Loan	2.154%	1-Month LIBOR	1.750%	3/11/25	BBB-	879,179
385	Arby's Restaurant Group, Inc., Term Loan B	3.750%	6-Month LIBOR	2.750%	2/05/25	B	339,027
1	Arby's Restaurant Group, Inc., Term Loan B	3.954%	3-Month LIBOR	2.750%	2/05/25	B	867
15,788	Burger King Corporation, Term Loan B4	2.154%	1-Month LIBOR	1.750%	11/19/26	BB+	14,897,887
6,777	Caesars Entertainment Operating Company, Inc., Term Loan B	2.404%	1-Month LIBOR	2.000%	10/06/24	BB	6,577,971
7,732	Caesars Resort Collection, Term Loan, First Lien	3.154%	1-Month LIBOR	2.750%	12/23/24	BB	6,572,242
750	CCM Merger, Inc., Term Loan B	3.000%	1-Month LIBOR	2.250%	8/09/21	BB-	703,954
3,216	CityCenter Holdings LLC, Term Loan B	3.000%	1-Month LIBOR	2.250%	4/18/24	BB-	2,858,252
2,445	ClubCorp Operations, Inc., Term Loan B	4.200%	3-Month LIBOR	2.750%	9/18/24	B-	1,830,412
2,873	Equinox Holdings, Inc., Term Loan B1	4.072%	6-Month LIBOR	3.000%	3/08/24	B3	2,292,987
968	Four Seasons Holdings, Inc., Term Loan B	2.404%	1-Month LIBOR	2.000%	11/30/23	BB	905,623
4,246	Hilton Hotels, Term Loan B2	2.237%	1-Month LIBOR	1.750%	6/22/26	BBB-	4,048,466
2,412	Life Time Fitness, Inc., Term Loan B	4.363%	3-Month LIBOR	2.750%	6/10/22	BB-	2,067,173
659	PCI Gaming, Term Loan, First Lien	2.904%	1-Month LIBOR	2.500%	5/31/26	BB+	615,827
1,105	Scientific Games Corp., Initial Term Loan B5	3.154%	1-Month LIBOR	2.750%	8/14/24	B+	919,428
4,516	Scientific Games Corp., Initial Term Loan B5	3.612%	6-Month LIBOR	2.750%	8/14/24	B+	3,758,393
29	Scientific Games Corp., Initial Term Loan B5	3.453%	2-Month LIBOR	2.750%	8/14/24	B+	23,989
6,774	Stars Group Holdings, Term Loan B, (DD1)	4.950%	3-Month LIBOR	3.500%	7/10/25	B+	6,757,216
2,198	Station Casinos LLC, Term Loan B	2.660%	1-Month LIBOR	2.250%	2/08/27	BB-	1,951,459
1,477	Wyndham International, Inc., Term Loan B	2.154%	1-Month LIBOR	1.750%	5/30/25	Baa3	1,364,841
69,821	Total Hotels, Restaurants & Leisure						62,602,824
	Household Durables – 0.3% (0.2% of Total Investments)
1,195	Apex Tool Group LLC, Third Amendment Term Loan	6.500%	1-Month LIBOR	5.250%	8/01/24	B2	968,763
258	Serta Simmons Holdings LLC, Term Loan, First Lien	4.610%	3-Month LIBOR	3.500%	11/08/23	CCC-	118,790
1,453	Total Household Durables						1,087,553
	Household Products – 0.9% (0.5% of Total Investments)
2,650	KIK Custom Products Inc., Term Loan B2, (DD1)	5.000%	1-Month LIBOR	4.000%	5/15/23	B3	2,390,141
721	Reynolds Group Holdings, Inc., Term Loan, First Lien	3.154%	1-Month LIBOR	2.750%	2/05/23	B+	689,340
3,371	Total Household Products						3,079,481

JRO	Nuveen Floating Rate Income Opportunity Fund (continued)
Portfolio of Investments April 30, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Industrial Conglomerates – 0.3% (0.2% of Total Investments)
$3	Education Adisory Board, Term Loan, First Lien	4.750%	1-Month LIBOR	3.750%	11/15/24	B2	$2,363
977	Education Adisory Board, Term Loan, First Lien	4.885%	3-Month LIBOR	3.750%	11/15/24	B2	923,737
980	Total Industrial Conglomerates						926,100
	Insurance – 2.1% (1.3% of Total Investments)
1,849	Acrisure LLC, Term Loan B	5.207%	3-Month LIBOR	3.500%	2/15/27	B	1,717,306
2,561	Alliant Holdings I LLC, Term Loan B	3.154%	1-Month LIBOR	2.750%	5/09/25	B	2,408,266
1,155	Asurion LLC, Term Loan B6	3.404%	1-Month LIBOR	3.000%	11/03/23	Ba3	1,107,936
2,186	Hub International Holdings, Inc., Term Loan B	4.020%	2-Month LIBOR	2.750%	4/25/25	B	2,057,757
7,751	Total Insurance						7,291,265
	Interactive Media & Services – 1.9% (1.2% of Total Investments)
5,539	Rackspace Hosting, Inc., Refinancing Term Loan B, First Lien	4.763%	3-Month LIBOR	3.000%	11/03/23	B+	5,225,240
1,481	WeddingWire, Inc., Term Loan	5.950%	3-Month LIBOR	4.500%	12/19/25	B+	1,322,016
7,020	Total Interactive Media & Services						6,547,256
	Internet & Direct Marketing Retail – 0.7% (0.4% of Total Investments)
2,031	Uber Technologies, Inc., Term Loan	6.250%	Prime	3.000%	4/04/25	B1	1,928,933
566	Uber Technologies, Inc., Term Loan	3.904%	1-Month LIBOR	3.500%	7/13/23	B1	536,871
2,597	Total Internet & Direct Marketing Retail						2,465,804
	Internet Software & Services – 0.7% (0.4% of Total Investments)
1,448	Ancestry.com, Inc., Term Loan, First Lien	4.750%	1-Month LIBOR	3.750%	10/19/23	B	1,331,962
971	Dynatrace LLC, Term Loan, First Lien	2.654%	1-Month LIBOR	2.250%	8/23/25	B1	945,977
1,913	SkillSoft Corporation, Term Loan, Second Lien, (5)	10.027%	N/A	N/A	4/28/22	CCC	197,023
4,332	Total Internet Software & Services						2,474,962
	IT Services – 4.2% (2.7% of Total Investments)
2,382	Datto, Inc., Term Loan	4.654%	1-Month LIBOR	4.250%	4/02/26	B	2,250,990
667	DTI Holdings, Inc., Replacement Term Loan B1	5.750%	3-Month LIBOR	4.750%	9/29/23	CCC+	509,525
975	KBR, Inc., New Term Loan B	3.154%	1-Month LIBOR	2.750%	2/05/27	Ba1	954,891
500	Optiv Security, Inc., Term Loan, Second Lien	8.250%	1-Month LIBOR	7.250%	1/31/25	Caa3	305,625
3,578	Sabre, Inc., Term Loan B	2.404%	1-Month LIBOR	2.000%	2/22/24	Ba3	3,299,441
706	Science Applications International Corporation, Term Loan B	2.362%	1-Month LIBOR	1.875%	10/31/25	BB+	690,910
3,500	Syniverse Holdings, Inc., Initial Term Loan, Second Lien	10.873%	6-Month LIBOR	9.000%	3/11/24	CCC-	1,394,102
2,014	Syniverse Holdings, Inc., Term Loan C	6.873%	6-Month LIBOR	5.000%	3/09/23	CCC+	1,421,055
1,702	Tempo Acquisition LLC, Term Loan B	3.154%	1-Month LIBOR	2.750%	5/01/24	B1	1,609,344

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	IT Services (continued)
$1,980	West Corporation, Term Loan B	5.450%	3-Month LIBOR	4.000%	10/10/24	B2	$1,565,853
963	WEX, Inc., Term Loan B3	2.654%	1-Month LIBOR	2.250%	5/15/26	Ba2	913,914
18,967	Total IT Services						14,915,650
	Life Sciences Tools & Services – 0.9% (0.6% of Total Investments)
291	Inventiv Health, Inc., Term Loan B	2.154%	1-Month LIBOR	1.750%	8/01/24	BB	282,984
3,061	Parexel International Corp., Term Loan B	3.154%	1-Month LIBOR	2.750%	9/27/24	B2	2,820,836
3,352	Total Life Sciences Tools & Services						3,103,820
	Machinery – 1.1% (0.7% of Total Investments)
1,738	Gardner Denver, Inc., Extended Term Loan B	2.154%	1-Month LIBOR	1.750%	3/01/27	BB+	1,658,728
1,029	Gates Global LLC, Term Loan B	3.750%	1-Month LIBOR	2.750%	4/01/24	B+	952,771
1,958	TNT Crane and Rigging Inc., Initial Term Loan, First Lien, (5)	0.000%	N/A	N/A	11/27/20	Caa3	1,028,183
650	TNT Crane and Rigging, Inc., Term Loan, Second Lien, (5)	0.000%	N/A	N/A	11/26/21	C	113,750
5,375	Total Machinery						3,753,432
	Marine – 0.4% (0.2% of Total Investments)
8	American Commercial Lines LLC, Term Loan B, First Lien, (5)	11.000%	Prime	7.750%	11/12/20	N/R	2,536
511	American Commercial Lines LLC, Term Loan B, First Lien, (5)	9.750%	3-Month LIBOR	8.750%	11/12/20	N/R	164,817
2,007	Harvey Gulf International Marine, Inc., Exit Term Loan	7.713%	3-Month LIBOR	6.000%	7/02/23	B-	1,139,102
2,526	Total Marine						1,306,455
	Media – 17.1% (10.9% of Total Investments)
338	Advantage Sales & Marketing, Inc., Term Loan B2, First Lien	4.700%	3-Month LIBOR	3.250%	7/23/21	B2	294,711
1,261	Advantage Sales & Marketing, Inc., Term Loan, First Lien	4.700%	3-Month LIBOR	3.250%	7/23/21	B2	1,088,856
498	Affinion Group Holdings, Inc., Consenting Term Loan, (cash 3.250%, PIK 1.750%)	6.750%	3-Month LIBOR	4.000%	4/10/24	N/R	362,516
505	Catalina Marketing Corporation, First Out Term Loan	8.500%	1-Month LIBOR	7.500%	2/15/23	B2	308,213
693	Catalina Marketing Corporation, Last Out Term Loan, (cash 2.000%, PIK 9.500%)	2.000%	1-Month LIBOR	1.000%	8/15/23	Caa2	155,839
323	CBS Radio, Inc., Term Loan B2	2.904%	1-Month LIBOR	2.500%	11/18/24	BB-	287,813
4,481	Cequel Communications LLC, Term Loan B	3.064%	1-Month LIBOR	2.250%	1/15/26	BB	4,287,362
3,767	Charter Communications Operating Holdings LLC, Term Loan B2	2.160%	1-Month LIBOR	1.750%	2/01/27	BBB-	3,635,535
1,470	Cineworld Group PLC, Incremental Term Loan, First Lien, (WI/DD)	TBD	TBD	TBD	TBD	BB-	896,700

JRO	Nuveen Floating Rate Income Opportunity Fund (continued)
Portfolio of Investments April 30, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Media (continued)
$2,126	Cineworld Group PLC, Term Loan B	3.322%	6-Month LIBOR	2.250%	2/28/25	B	$1,363,935
7,391	Clear Channel Outdoor Holdings, Inc., Term Loan B	4.260%	3-Month LIBOR	3.500%	8/21/26	B+	6,458,142
19	Clear Channel Outdoor Holdings, Inc., Term Loan B	4.203%	2-Month LIBOR	3.500%	8/21/26	B+	16,267
239	Cox Media/Terrier Media, Term Loan, First Lien	5.700%	3-Month LIBOR	4.250%	12/17/26	BB-	223,809
1,620	CSC Holdings LLC, Refinancing Term Loan, (DD1)	3.064%	1-Month LIBOR	2.250%	7/17/25	BB	1,555,974
2,373	CSC Holdings, LLC, Term Loan B5	3.314%	1-Month LIBOR	2.500%	4/15/27	BB	2,280,446
1,610	Cumulus Media, Inc., Term Loan B	4.822%	6-Month LIBOR	3.750%	3/31/26	B2	1,373,914
742	EW Scripps, Term Loan B2	2.904%	1-Month LIBOR	2.500%	5/01/26	BB-	699,267
553	Gray Television, Inc., Term Loan B2	3.243%	1-Month LIBOR	2.250%	2/07/24	BB	529,351
637	Gray Television, Inc., Term Loan C	3.493%	1-Month LIBOR	2.500%	1/02/26	BB	604,310
617	Houghton Mifflin Harcourt, Term Loan	7.250%	1-Month LIBOR	6.250%	11/22/24	B	547,078
5,406	iHeartCommunications Inc., Term Loan B	3.404%	1-Month LIBOR	3.000%	5/01/26	B+	4,878,736
959	IMG Worldwide, Inc., Term Loan B	3.237%	1-Month LIBOR	2.750%	5/18/25	B3	724,671
855	IMG Worldwide, Inc., Term Loan B	4.370%	3-Month LIBOR	2.750%	5/18/25	B3	646,783
2,832	Intelsat Jackson Holdings, S.A., Term Loan B, (DD1), (5)	6.000%	Prime	2.750%	11/30/23	B	2,791,001
1,126	LCPR Loan Financing LLC, Term Loan B	5.814%	1-Month LIBOR	5.000%	10/15/26	B+	1,110,353
5,530	McGraw-Hill Education Holdings LLC, Term Loan B	5.450%	3-Month LIBOR	4.000%	5/02/22	B	4,520,590
2,200	Meredith Corporation, Term Loan B2	3.260%	3-Month LIBOR	2.500%	1/31/25	BB	2,038,109
1,825	Metro-Goldwyn-Mayer, Inc., Term Loan, First Lien	2.910%	1-Month LIBOR	2.500%	7/03/25	BB	1,733,612
1,000	Metro-Goldwyn-Mayer, Inc., Term Loan, Second Lien	5.500%	1-Month LIBOR	4.500%	7/03/26	B-	920,000
1,057	Nexstar Broadcasting, Inc., Term Loan B	3.735%	1-Month LIBOR	2.750%	9/18/26	BB	998,734
467	Nexstar Broadcasting, Inc., Term Loan B3	3.235%	1-Month LIBOR	2.250%	1/17/24	BB	442,384
1,817	Nexstar Broadcasting, Inc., Term Loan B3	2.654%	1-Month LIBOR	2.250%	1/17/24	BB	1,719,606
3,423	Sinclair Television Group, Term Loan B2	2.660%	1-Month LIBOR	2.250%	1/03/24	BB+	3,215,715
895	Sinclair Television Group, Term Loan B2	3.320%	1-Month LIBOR	2.500%	9/30/26	BB+	838,412
2,248	WideOpenWest Finance LLC, Term Loan B	4.250%	1-Month LIBOR	3.250%	8/18/23	B	2,104,119
4,966	Ziggo B.V., Term Loan	3.314%	1-Month LIBOR	2.500%	4/30/28	B+	4,674,650
67,869	Total Media						60,327,513
	Multiline Retail – 1.2% (0.7% of Total Investments)
891	99 Cents Only Stores, Term Loan B2, Second Lien, (cash 6.984%, PIK 1.500%)	6.590%	6-Month LIBOR	5.000%	1/13/22	CCC+	651,806
1,177	99 Cents Only Stores, Term Loan B2, Second Lien, (cash 6.984%, PIK 1.500%)	6.072%	3-Month LIBOR	5.000%	1/13/22	CCC+	861,123

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Multiline Retail (continued)
$1,922	Belk, Inc., Term Loan, First Lien	7.750%	6-Month LIBOR	6.750%	7/31/25	Caa1	$797,474
1,470	EG America LLC, Term Loan, First Lien	5.072%	6-Month LIBOR	4.000%	2/07/25	B	1,267,887
515	Samsonite Corporation, Incremental Term Loan B2, (WI/DD)	TBD	TBD	TBD	TBD	BB	499,550
5,975	Total Multiline Retail						4,077,840
	Multi-Utilities – 2.1% (1.3% of Total Investments)
7,177	Pacific Gas & Electric, Revolving Term Loan, (WI/DD), (5)	TBD	TBD	TBD	TBD	N/R	7,271,279
	Oil, Gas & Consumable Fuels – 1.6% (1.0% of Total Investments)
967	BCP Renaissance Parent, Term Loan B	4.950%	3-Month LIBOR	3.500%	10/31/24	B+	759,961
1,145	Buckeye Partners, Term Loan, First Lien	3.766%	1-Month LIBOR	2.750%	11/01/26	BBB-	1,080,195
546	California Resources Corporation, Term Loan	11.988%	3-Month LIBOR	10.375%	12/31/21	B	32,423
4,665	California Resources Corporation, Term Loan B	6.363%	3-Month LIBOR	4.750%	12/31/22	B	1,144,208
4,970	Fieldwood Energy LLC, Exit Term Loan, (5)	6.250%	3-Month LIBOR	5.250%	4/11/22	B-	1,172,022
3,211	Fieldwood Energy LLC, Exit Term Loan, Second Lien, (5)	8.250%	3-Month LIBOR	7.250%	4/11/23	CCC	12,843
1,086	Gulf Finance, LLC, Term Loan B	6.710%	1-Month LIBOR	5.250%	8/25/23	CCC+	590,209
653	Gulf Finance, LLC, Term Loan B	6.250%	3-Month LIBOR	5.250%	8/25/23	CCC+	355,240
615	Peabody Energy Corporation, Term Loan B	3.154%	1-Month LIBOR	2.750%	3/31/25	BB-	352,533
17,858	Total Oil, Gas & Consumable Fuels						5,499,634
	Personal Products – 0.9% (0.6% of Total Investments)
1,813	Coty, Inc., Term Loan A	2.421%	1-Month LIBOR	1.500%	4/05/23	B+	1,513,622
55	Coty, Inc., Term Loan B	3.171%	1-Month LIBOR	2.250%	4/07/25	B+	45,762
3,643	Revlon Consumer Products Corporation, Term Loan B, First Lien	5.113%	3-Month LIBOR	3.500%	11/16/20	Caa2	1,550,869
5,511	Total Personal Products						3,110,253
	Pharmaceuticals – 3.7% (2.4% of Total Investments)
200	Akorn, Term Loan, First Lien, (cash 10.313%, PIK 0.750%)	14.750%	1-Month LIBOR	13.750%	4/16/21	Caa3	169,851
951	Alphabet Holding Company, Inc., Initial Term Loan, First Lien	3.904%	1-Month LIBOR	3.500%	9/26/24	B-	859,021
3,543	Concordia Healthcare Corp, Exit Term Loan	6.568%	6-Month LIBOR	5.500%	9/06/24	B-	3,093,581
850	Elanco Animal Health, Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	Baa3	823,969
878	Endo Health Solutions, Inc., Term Loan B	5.000%	1-Month LIBOR	4.250%	4/29/24	B+	805,058
1,379	Mallinckrodt International Finance S.A., Term Loan B, First Lien	4.200%	3-Month LIBOR	2.750%	9/24/24	B-	979,005

JRO	Nuveen Floating Rate Income Opportunity Fund (continued)
Portfolio of Investments April 30, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Pharmaceuticals (continued)
$473	Mallinckrodt International Finance S.A., Term Loan, First Lien	4.704%	3-Month LIBOR	3.000%	2/24/25	B-	$334,491
1,941	Valeant Pharmaceuticals International, Inc., Term Loan B	3.468%	1-Month LIBOR	2.750%	11/27/25	BB	1,872,290
4,363	Valeant Pharmaceuticals International, Inc., Term Loan, First Lien	3.718%	1-Month LIBOR	3.000%	6/02/25	BB	4,232,017
14,578	Total Pharmaceuticals						13,169,283
	Professional Services – 2.2% (1.4% of Total Investments)
1,050	Ceridian HCM Holding, Inc., Term Loan B	2.637%	1-Week LIBOR	2.500%	4/30/25	B+	997,307
798	Creative Artists Agency, LLC, Term Loan B	4.154%	1-Month LIBOR	3.750%	11/27/26	B+	719,098
1,150	Dun & Bradstreet Corp.,Term Loan, First Lien	4.487%	1-Month LIBOR	4.000%	2/08/26	BB-	1,081,575
2,377	Nielsen Finance LLC, Term Loan B4	2.864%	1-Month LIBOR	2.000%	10/04/23	BBB-	2,300,871
597	On Assignment, Inc., Term Loan B3	2.154%	1-Month LIBOR	1.750%	4/02/25	BBB-	583,508
3,298	Skillsoft Corporation, Initial Term Loan, First Lien, (5)	6.527%	N/A	N/A	4/28/21	CCC+	2,054,804
9,270	Total Professional Services						7,737,163
	Real Estate Management & Development – 0.7% (0.4% of Total Investments)
2,689	GGP, Initial Term Loan A2	2.654%	1-Month LIBOR	2.250%	8/28/23	BB+	2,353,137
	Road & Rail – 1.5% (1.0% of Total Investments)
1,707	Avolon LLC, Term Loan B3	2.500%	1-Month LIBOR	1.750%	1/15/25	Baa2	1,614,082
919	Ceva Group PLC, Term Loan B	6.450%	3-Month LIBOR	5.000%	8/04/25	Caa1	521,051
2,000	Genesee & Wyoming Inc., Term Loan, First Lien	3.450%	3-Month LIBOR	2.000%	12/30/26	BB	1,944,470
1,436	Quality Distribution, Incremental Term Loan, First Lien	6.950%	3-Month LIBOR	5.500%	8/18/22	B-	1,318,959
51	Savage Enterprises LLC, Term Loan B	3.720%	1-Month LIBOR	3.000%	8/01/25	BB	49,411
6,113	Total Road & Rail						5,447,973
	Semiconductors & Semiconductor Equipment – 1.0% (0.7% of Total Investments)
663	Cabot Microelectronics, Term Loan B1	2.438%	1-Month LIBOR	2.000%	11/17/25	BB+	646,581
1,603	Lumileds, Term Loan B, (DD1)	4.572%	6-Month LIBOR	3.500%	6/30/24	B+	514,729
4	Lumileds, Term Loan B, (DD1)	4.950%	3-Month LIBOR	3.500%	6/30/24	B+	1,325
1,150	Microchip Technology, Inc., Term Loan B	2.410%	1-Month LIBOR	2.000%	5/29/25	Baa3	1,116,371
1,420	ON Semiconductor Corporation, New Replacement Term Loan B4	2.404%	1-Month LIBOR	2.000%	9/19/26	Baa3	1,375,427
4,840	Total Semiconductors & Semiconductor Equipment						3,654,433
	Software – 15.4% (9.8% of Total Investments)
995	Autodata Solutions, Term Loan, First Lien	3.904%	1-Month LIBOR	3.500%	6/01/26	B2	878,913
1,493	Blackboard, Inc., Term Loan B5, First Lien	7.737%	3-Month LIBOR	6.000%	6/30/24	B1	1,357,011
1,467	Compuware Corporation, Term Loan, First Lien	4.404%	1-Month LIBOR	4.000%	8/22/25	B	1,444,327

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Software (continued)
$1,964	DiscoverOrg LLC, Term Loan B	5.450%	3-Month LIBOR	4.000%	2/01/26	B	$1,865,787
1,968	Ellucian, Term Loan B, First Lien	4.700%	3-Month LIBOR	3.250%	9/30/22	B	1,908,341
2,551	Epicor Software Corporation, Term Loan B	3.660%	1-Month LIBOR	3.250%	6/01/22	B2	2,473,663
2,338	Greeneden U.S. Holdings II LLC, Term Loan B	3.654%	1-Month LIBOR	3.250%	12/01/23	B2	2,224,118
326	Greenway Health, Term Loan, First Lien	4.820%	3-Month LIBOR	3.750%	2/16/24	B	230,896
8,270	Infor (US), Inc., Term Loan B	3.750%	1-Month LIBOR	2.750%	2/01/22	Ba3	8,152,672
2,312	Informatica LLC, Term Loan, First Lien	3.654%	1-Month LIBOR	3.250%	2/25/27	B1	2,186,469
1,652	Kronos Incorporated, Term Loan B	4.763%	3-Month LIBOR	3.000%	11/01/23	B	1,602,396
656	McAfee Holdings International, Inc., Term Loan, Second Lien	9.500%	1-Month LIBOR	8.500%	9/29/25	B-	641,484
2,619	McAfee LLC, Term Loan B	4.188%	1-Month LIBOR	3.750%	9/30/24	B	2,522,521
1,137	Micro Focus International PLC, New Term Loan	2.904%	1-Month LIBOR	2.500%	6/21/24	BB-	1,058,826
7,680	Micro Focus International PLC, Term Loan B	2.904%	1-Month LIBOR	2.500%	6/21/24	BB-	7,150,509
3,260	Micro Focus International PLC, Term Loan B2	2.654%	1-Month LIBOR	2.250%	11/19/21	BB-	3,121,544
2,845	Misys, New Term Loan, First Lien	4.500%	6-Month LIBOR	3.500%	6/13/24	B2	2,488,870
1,436	Misys, New Term Loan, Second Lien	8.250%	6-Month LIBOR	7.250%	6/13/25	Caa2	1,234,698
375	Mitchell International, Inc., Initial Term Loan, First Lien	3.654%	1-Month LIBOR	3.250%	11/29/24	B2	329,582
667	Mitchell International, Inc., Initial Term Loan, Second Lien	7.654%	1-Month LIBOR	7.250%	12/01/25	CCC	568,833
1,194	Perforce Software Inc., Term Loan, First Lien	4.154%	1-Month LIBOR	3.750%	7/01/26	B2	1,116,397
1,451	RP Crown Parent LLC, Term Loan B	3.750%	1-Month LIBOR	2.750%	10/15/23	B1	1,396,828
1,880	SS&C Technologies, Inc./ Sunshine Acquisition II, Inc., New Term Loan B3	2.154%	1-Month LIBOR	1.750%	4/16/25	BB+	1,815,632
1,341	SS&C Technologies, Inc./ Sunshine Acquisition II, Inc., New Term Loan B4	2.154%	1-Month LIBOR	1.750%	4/16/25	BB+	1,295,579
658	Thomson Reuters IP & S, Term Loan B	3.654%	1-Month LIBOR	3.250%	10/30/26	B	633,662
3,099	TIBCO Software, Inc., Term Loan, First Lien	4.160%	1-Month LIBOR	3.750%	6/30/26	B+	2,922,337
1,000	TIBCO Software, Inc., Term Loan, Second Lien	7.660%	1-Month LIBOR	7.250%	3/03/28	B-	936,250
746	Ultimate Software, Term Loan, First Lien	4.154%	1-Month LIBOR	3.750%	5/04/26	B	715,385
57,380	Total Software						54,273,530
	Specialty Retail – 1.9% (1.2% of Total Investments)
528	Academy, Ltd., Term Loan B	5.006%	1-Month LIBOR	4.000%	7/01/22	CCC+	351,816
819	Petco Animal Supplies, Inc., Term Loan B1	4.250%	3-Month LIBOR	3.250%	1/26/23	B3	545,478
2,070	Petsmart Inc., Term Loan B	4.000%	3-Month LIBOR	3.000%	3/11/22	B2	1,981,845
3,742	Petsmart Inc., Term Loan B, First Lien	5.000%	6-Month LIBOR	4.000%	3/11/22	B	3,642,362

JRO	Nuveen Floating Rate Income Opportunity Fund (continued)
Portfolio of Investments April 30, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Specialty Retail (continued)
$1,204	Serta Simmons Holdings LLC, Term Loan, Second Lien	9.020%	3-Month LIBOR	8.000%	11/08/24	Ca	$294,862
8,363	Total Specialty Retail						6,816,363
	Technology Hardware, Storage & Peripherals – 4.2% (2.7% of Total Investments)
2,592	BMC Software, Inc., Term Loan B	4.654%	1-Month LIBOR	4.250%	10/02/25	B2	2,252,173
9,056	Dell International LLC, Refinancing Term Loan B1	2.750%	1-Month LIBOR	2.000%	9/19/25	BBB-	8,852,386
1,407	Diebold, Inc., Term Loan A1	9.688%	1-Month LIBOR	9.250%	8/31/22	B-	1,286,384
597	NCR Corporation, Term Loan B	2.910%	1-Month LIBOR	2.500%	8/28/26	BB+	570,135
1,937	Western Digital, Term Loan B	2.766%	1-Month LIBOR	1.750%	4/29/23	Baa2	1,873,833
15,589	Total Technology Hardware, Storage & Peripherals						14,834,911
	Trading Companies & Distributors – 0.2% (0.1% of Total Investments)
592	Hayward Industries, Inc., Initial Term Loan, First Lien	3.904%	1-Month LIBOR	3.500%	8/05/24	B	549,506
	Transportation Infrastructure – 0.2% (0.1% of Total Investments)
741	Atlantic Aviation FBO Inc., Term Loan	4.160%	1-Month LIBOR	3.750%	12/06/25	BB-	670,884
	Wireless Telecommunication Services – 0.9% (0.5% of Total Investments)
1,626	Asurion LLC, Term Loan B4	4.000%	1-Month LIBOR	3.000%	8/04/22	Ba3	1,573,163
1,500	T-Mobile USA, Term Loan, First Lien, (WI/DD)	TBD	TBD	TBD	TBD	BBB-	1,492,275
3,126	Total Wireless Telecommunication Services						3,065,438
$550,319	Total Variable Rate Senior Loan Interests (cost $539,519,153)						474,164,849

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value
	CORPORATE BONDS – 11.7% (7.4% of Total Investments)
	Airlines – 0.1% (0.1% of Total Investments)
$805	American Airlines Group Inc, 144A	5.000%	6/01/22	B1	$492,056
	Auto Components – 0.1% (0.1% of Total Investments)
585	Adient Global Holdings Ltd, 144A	4.875%	8/15/26	B	435,825
	Chemicals – 0.3% (0.2% of Total Investments)
1,066	Kraton Polymers LLC / Kraton Polymers Capital Corp, 144A	7.000%	4/15/25	BB-	1,023,360
	Communications Equipment – 1.4% (0.9% of Total Investments)
4,482	Intelsat Jackson Holdings SA, (5)	5.500%	8/01/23	D	2,434,286
4,360	Intelsat Jackson Holdings SA, 144A, (5)	9.750%	7/15/25	D	2,528,800
8,842	Total Communications Equipment				4,963,086

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value
	Diversified Consumer Services – 0.1% (0.0% of Total Investments)
$400	Kronos Acquisition Holdings Inc, 144A	9.000%	8/15/23	Caa2	$346,832
	Diversified Telecommunication Services – 0.4% (0.3% of Total Investments)
865	Consolidated Communications Inc	6.500%	10/01/22	CCC+	776,338
660	CSC Holdings LLC, 144A	10.875%	10/15/25	B	713,427
1,525	Total Diversified Telecommunication Services				1,489,765
	Electric Utilities – 2.6% (1.6% of Total Investments)
2,980	Bruce Mansfield Unit 1 2007 Pass Through Trust, (5)	6.850%	6/01/34	N/R	7,450
895	Pacific Gas & Electric Co, (5)	2.450%	8/15/22	N/R	912,900
715	Pacific Gas & Electric Co, (5)	3.850%	11/15/23	N/R	741,813
40	Pacific Gas & Electric Co, (5)	3.300%	12/01/27	N/R	40,100
3,075	Pacific Gas & Electric Co, (5)	6.050%	3/01/34	N/R	3,459,375
2,765	Pacific Gas & Electric Co, (5)	4.750%	2/15/44	N/R	3,048,412
770	Pacific Gas & Electric Co, (5)	4.250%	3/15/46	N/R	795,025
11,240	Total Electric Utilities				9,005,075
	Entertainment – 0.5% (0.3% of Total Investments)
1,415	AMC Entertainment Holdings Inc, 144A	10.500%	4/15/25	B3	1,252,275
740	AMC Entertainment Holdings Inc	5.750%	6/15/25	Caa2	166,500
2,040	AMC Entertainment Holdings Inc	6.125%	5/15/27	Caa2	479,400
4,195	Total Entertainment				1,898,175
	Equity Real Estate Investment Trust – 0.3% (0.2% of Total Investments)
1,000	Uniti Group LP / Uniti Fiber Holdings Inc / CSL Capital LLC, 144A	7.875%	2/15/25	B	962,500
	Health Care Equipment & Supplies – 0.1% (0.0% of Total Investments)
900	Mallinckrodt International Finance SA / Mallinckrodt CB LLC, 144A	5.625%	10/15/23	CC	258,345
	Health Care Providers & Services – 0.9% (0.6% of Total Investments)
2,843	Envision Healthcare Corp, 144A, (5)	8.750%	10/15/26	D	950,642
120	HCA Inc	5.375%	2/01/25	Ba2	129,017
705	Tenet Healthcare Corp	8.125%	4/01/22	B-	710,499
295	Tenet Healthcare Corp	4.625%	7/15/24	BB-	291,106
1,060	Tenet Healthcare Corp, 144A	6.250%	2/01/27	B1	1,043,676
5,023	Total Health Care Providers & Services				3,124,940
	Hotels, Restaurants & Leisure – 0.4% (0.3% of Total Investments)
440	1011778 BC ULC / New Red Finance Inc, 144A	5.000%	10/15/25	B+	442,200
1,005	Carnival Corp, 144A	11.500%	4/01/23	Baa2	1,049,910
1,445	Total Hotels, Restaurants & Leisure				1,492,110

JRO	Nuveen Floating Rate Income Opportunity Fund (continued)
Portfolio of Investments April 30, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value
	IT Services – 0.2% (0.1% of Total Investments)
$735	Genesys Telecommunications Laboratories Inc/Greeneden Lux 3 Sarl/Greeneden US Ho, 144A	10.000%	11/30/24	CCC+	$773,588
	Media – 2.8% (1.8% of Total Investments)
165	CCO Holdings LLC / CCO Holdings Capital Corp, 144A	5.375%	5/01/25	BB+	169,197
150	Charter Communications Operating LLC / Charter Communications Operating Capital	3.579%	7/23/20	BBB-	150,215
3,000	Houghton Mifflin Harcourt Publishers Inc, 144A	9.000%	2/15/25	BB-	2,460,000
5,377	iHeartCommunications Inc	8.375%	5/01/27	CCC+	4,489,377
2,465	iHeartCommunications Inc, 144A	5.250%	8/15/27	B+	2,200,013
420	Intelsat Luxembourg SA, (5)	8.125%	6/01/23	C	33,600
295	Univision Communications Inc, 144A	5.125%	5/15/23	B	280,250
11,872	Total Media				9,782,652
	Oil, Gas & Consumable Fuels – 0.9% (0.6% of Total Investments)
2,935	Citgo Holding Inc, 144A	9.250%	8/01/24	B+	2,641,500
540	MEG Energy Corp, 144A	7.000%	3/31/24	B+	383,400
1,100	Oasis Petroleum Inc, 144A	6.250%	5/01/26	CCC+	143,000
1,400	Whiting Petroleum Corp, (5)	6.625%	1/15/26	D	140,000
5,975	Total Oil, Gas & Consumable Fuels				3,307,900
	Pharmaceuticals – 0.5% (0.3% of Total Investments)
733	Advanz Pharma Corp Ltd	8.000%	9/06/24	B-	652,370
1,275	Endo Dac / Endo Finance LLC / Endo Finco Inc, 144A	6.000%	7/15/23	CCC+	955,740
2,008	Total Pharmaceuticals				1,608,110
	Wireless Telecommunication Services – 0.1% (0.0% of Total Investments)
795	Intelsat Connect Finance SA, 144A, (5)	9.500%	2/15/23	CCC-	151,050
$58,411	Total Corporate Bonds (cost $51,361,218)				41,115,369

Shares	Description (1)	Value
	COMMON STOCKS – 2.5% (1.6% of Total Investments)
	Airlines – 0.0% (0.0% of Total Investments)
2,954	American Commercial Lines, (6)	$73,850
	Diversified Consumer Services – 0.0% (0.0% of Total Investments)
16,910	Cengage Learning Holdings II Inc, (6), (7)	114,143
	Electric Utilities – 0.6% (0.4% of Total Investments)
63,787	Energy Harbor Corp, (6), (8)	2,009,290
	Energy Equipment & Services – 0.1% (0.0% of Total Investments)
63,862	Transocean Ltd, (7)	81,744

Shares	Description (1)	Value
	Energy Equipment & Services (continued)
7,266	Vantage Drilling International, (6)	$44,504
	Total Energy Equipment & Services	126,248
	Health Care Providers & Services – 0.0% (0.0% of Total Investments)
54,276	Millennium Health LLC, (6), (7)	1,628
50,560	Millennium Health LLC, (7), (9)	53,492
47,462	Millennium Health LLC, (7), (9)	47,842
	Total Health Care Providers & Services	102,962
	Internet & Direct Marketing Retail – 0.0% (0.0% of Total Investments)
12,030	Catalina Marketing Corp, (6), (7)	24,060
	Media – 1.4% (0.9% of Total Investments)
640,661	Clear Channel Outdoor Holdings Inc, (7)	618,110
67,466	Cumulus Media Inc	298,874
1,318,561	Hibu plc, (6), (7)	89,662
316,926	iHeartMedia Inc, (7)	2,224,821
23,363	Metro-Goldwyn-Mayer Inc, (6)	1,728,862
36,087	Tribune Co, (7), (9)	7,939
	Total Media	4,968,268
	Pharmaceuticals – 0.0% (0.0% of Total Investments)
15,310	Advanz Pharma Corp Ltd, (7)	50,829
	Software – 0.4% (0.3% of Total Investments)
125,939	Avaya Holdings Corp, (7)	1,251,834
	Total Common Stocks (cost $25,323,727)	8,721,484

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value
	ASSET-BACKED SECURITIES – 0.4% ( 0.3% of Total Investments)
$800	Dryden 50 Senior Loan Fund, 144A, (3-Month LIBOR reference rate + 6.260% spread), (10)	8.091%	7/15/30	Ba3	$575,726
750	Gilbert Park CLO Ltd, 144A, (3-Month LIBOR reference rate + 6.400% spread), (10)	8.231%	10/15/30	Ba3	543,915
400	Neuberger Berman Loan Advisers CLO 28 Ltd, Series NEUB 2018-28A E, 144A, (3-Month LIBOR reference rate + 5.600% spread), (10)	6.735%	4/20/30	BB-	267,937
$1,950	Total Asset-Backed Securities (cost $1,943,850)				1,387,578

Shares	Description (1)	Value
	WARRANTS – 0.0% (0.0% of Total Investments)
	Communications Equipment – 0.0% (0.0% of Total Investments)
15,619	Avaya Holdings Corp, (6)	$937
	Total Warrants (cost $1,460,830)	937

JRO	Nuveen Floating Rate Income Opportunity Fund (continued)
Portfolio of Investments April 30, 2020
(Unaudited)
Shares	Description (1)	Value
	COMMON STOCK RIGHTS – 0.0% (0.0% of Total Investments)
	Oil, Gas & Consumable Fuels – 0.0% (0.0% of Total Investments)
13,466	Fieldwood Energy Inc, (6), (7)	$673
2,721	Fieldwood Energy Inc, (6), (7)	136
	Total Common Stock Rights (cost $384,387)	809
	Total Long-Term Investments (cost $619,993,165)	525,391,026

Shares	Description (1)	Coupon	Value
	SHORT-TERM INVESTMENTS – 8.2% (5.2% of Total Investments)
	INVESTMENT COMPANIES – 8.2% (5.2% of Total Investments)
29,012,541	BlackRock Liquidity Funds T-Fund Portfolio, (11)	0.120% (12)	$29,012,541
	Total Short-Term Investments (cost $29,012,541)		29,012,541
	Total Investments (cost $649,005,706) – 157.3%		554,403,567
	Borrowings – (39.3)% (13), (14)		(138,400,000)
	Term Preferred Shares, net of deferred offering costs – (12.6)% (15)		(44,580,397)
	Other Assets Less Liabilities – (5.4)% (16)		(18,929,902)
	Net Assets Applicable to Common Shares – 100%		$352,493,268
Investments in Derivatives
Interest Rate Swaps - OTC Uncleared
Counterparty	Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Maturity Date	Value	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services LLC	$45,000,000	Pay	1-Month LIBOR	4.000%	Monthly	1/01/27(17)	$832,952	$832,952
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Variable Rate Senior Loan Interests	$ —	$474,164,849	$ —	$474,164,849
Corporate Bonds	—	41,115,369	—	41,115,369
Common Stocks	4,526,212	4,085,999	109,273	8,721,484
Asset-Backed Securities	—	1,387,578	—	1,387,578
Warrants	—	937	—	937
Common Stock Rights	—	809	—	809
Short-Term Investments:
Investment Companies	29,012,541	—	—	29,012,541
Investments in Derivatives:
Interest Rate Swaps*	—	832,952	—	832,952
Total	$33,538,753	$521,588,493	$109,273	$555,236,519

*	Represents net unrealized appreciation (depreciation).

JRO	Nuveen Floating Rate Income Opportunity Fund (continued)
Portfolio of Investments April 30, 2020
(Unaudited)
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.
(3)	Senior Loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.
(4)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(5)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(6)	For fair value measurement disclosure purposes, investment classified as Level 2.
(7)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(8)	Common Stock received as part of the bankruptcy settlements for Bruce Mansfield Unit 1 2007 Pass Through Trust.
(9)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.
(10)	Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(11)	A copy of the most recent financial statements for these investment companies can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov.
(12)	The rate shown is the annualized seven-day subsidized yield as of the end of the reporting period.
(13)	Borrowings as a percentage of Total Investments is 25.0%.
(14)	The Fund segregates 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings.
(15)	Term Preferred Shares, net of deferred offering costs as a percentage of Total Investments is 8.0%.
(16)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC cleared and exchange-traded derivatives, when applicable.
(17)	This interest rate swap has an optional early termination date beginning on January 1, 2021 and monthly thereafter through the termination date as specified in the swap contract.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
DD1	Portion of investment purchased on a delayed delivery basis.
LIBOR	London Inter-Bank Offered Rate
N/A	Not Applicable.
PIK	Payment-in-kind (“PIK”) security. Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both. The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
TBD	Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.
WI/DD	Purchased on a when-issued or delayed delivery basis.